Change in Presentation Currency (Details 2) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Cash used in operating activities	$ 1,544	$ (1,588)	$ (1,411)	$ (3,338)
Cash used in investing activities	(3,109)	(1,257)	(5,672)	(2,473)
Cash provided by financing activities	6,575	22,561	6,575	23,534
Net increase in cash	5,010	19,716	(508)	17,723
Cash, beginning of period	7,929	2,060	13,447	4,053
Cash, end of year	$ 12,939		$ 12,939
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Cash used in operating activities					$ (5,227)
Cash used in investing activities					(3,155)
Cash provided by financing activities					30,817
Net increase in cash					22,435
Cash, beginning of period					5,294
Cash, end of year					$ 27,729
Presentation Currency Change [Member]
IfrsStatementLineItems [Line Items]
Cash used in operating activities				1,889
Cash used in investing activities				682
Cash provided by financing activities				(7,283)
Net increase in cash				(4,712)
Cash, beginning of period				(1,241)
Cash, end of year		(5,953)		(5,953)
Restateds [Member]
IfrsStatementLineItems [Line Items]
Cash used in operating activities				(3,338)
Cash used in investing activities				(2,473)
Cash provided by financing activities				23,534
Net increase in cash				17,723
Cash, beginning of period				4,053
Cash, end of year		$ 21,776		$ 21,776